American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 28, 2021

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 62.2%
Aerospace and Defense — 2.9%
Boeing Co. (The), 6.125%, 2/15/33	20,000	25,027
Boeing Co. (The), 6.625%, 2/15/38	45,000	58,198
General Dynamics Corp., 3.625%, 4/1/30	64,000	71,771
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	32,877
Lockheed Martin Corp., 3.55%, 1/15/26	97,000	107,809
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	45,492
Precision Castparts Corp., 3.25%, 6/15/25	42,000	45,773
Textron, Inc., 4.00%, 3/15/26	30,000	33,319
Textron, Inc., 2.45%, 3/15/31	42,000	41,603
		461,869
Airlines — 0.5%
Southwest Airlines Co., 5.125%, 6/15/27	32,000	37,474
Southwest Airlines Co., 2.625%, 2/10/30	37,000	37,523
		74,997
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	50,648
Automobiles — 1.3%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	60,000	60,294
American Honda Finance Corp., MTN, 2.35%, 1/8/27	48,000	50,699
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	29,891
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	30,000	33,146
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	38,000	36,464
		210,494
Banks — 6.3%
Asian Development Bank, MTN, 0.375%, 9/3/25	50,000	49,356
Asian Development Bank, MTN, 2.75%, 1/19/28	50,000	54,683
Bank of Nova Scotia (The), 3.40%, 2/11/24	68,000	73,232
Council Of Europe Development Bank, 0.25%, 10/20/23	50,000	49,950
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	26,506
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	71,112
Inter-American Development Bank, 2.625%, 1/16/24	50,000	53,023
Inter-American Development Bank, 3.125%, 9/18/28	60,000	67,198
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	74,252
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	58,179
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	25,000	25,516
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	25,000	26,186
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	38,839
Santander Holdings USA, Inc., 4.40%, 7/13/27	36,000	40,391
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	32,534
US Bancorp, MTN, 3.95%, 11/17/25	97,000	109,895
Wells Fargo & Co., MTN, 3.55%, 9/29/25	66,000	72,871
Westpac Banking Corp., 2.85%, 5/13/26	70,000	75,704
		999,427
Beverages — 1.2%
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	78,302
PepsiCo, Inc., 3.00%, 10/15/27	73,000	80,549
PepsiCo, Inc., 1.40%, 2/25/31	31,000	29,533
		188,384

Biotechnology — 0.8%
AbbVie, Inc., 4.50%, 5/14/35	36,000	42,741
Biogen, Inc., 2.25%, 5/1/30	78,000	76,992
		119,733
Building Products — 0.4%
Owens Corning, 7.00%, 12/1/36	50,000	70,171
Capital Markets — 1.5%
BlackRock, Inc., 3.25%, 4/30/29	12,000	13,294
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	72,823
Charles Schwab Corp. (The), 3.20%, 3/2/27	30,000	32,879
Franklin Resources, Inc., 1.60%, 10/30/30	57,000	53,959
TD Ameritrade Holding Corp., 2.75%, 10/1/29	55,000	58,212
		231,167
Chemicals — 2.4%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	73,000	74,843
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	30,392
Linde, Inc., 3.20%, 1/30/26	48,000	52,667
Mosaic Co. (The), 5.45%, 11/15/33	60,000	74,386
RPM International, Inc., 4.55%, 3/1/29	64,000	72,686
Westlake Chemical Corp., 3.60%, 8/15/26	42,000	46,243
Westlake Chemical Corp., 3.375%, 6/15/30	30,000	31,783
		383,000
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	30,926
Consumer Finance — 0.5%
Synchrony Financial, 5.15%, 3/19/29	66,000	76,721
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	34,091
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 6.15%, 9/15/34	56,000	73,606
Telefonica Europe BV, 8.25%, 9/15/30	24,000	34,543
		108,149
Electric Utilities — 4.1%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	13,382
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	68,556
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	38,032
Duke Energy Ohio, Inc., 2.125%, 6/1/30	36,000	35,751
Edison International, 4.95%, 4/15/25	70,000	77,990
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	36,107
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	35,343
IPALCO Enterprises, Inc., 4.25%, 5/1/30	57,000	63,518
PacifiCorp, 2.70%, 9/15/30	54,000	55,995
PPL Electric Utilities Corp., 6.25%, 5/15/39	18,000	25,430
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	36,000	39,071
Puget Energy, Inc., 4.10%, 6/15/30	66,000	72,922
Union Electric Co., 2.95%, 3/15/30	68,000	72,306
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	25,749
		660,152
Electronic Equipment, Instruments and Components — 1.0%
Flex Ltd., 3.75%, 2/1/26	30,000	32,734
Flex Ltd., 4.875%, 5/12/30	24,000	27,633
Jabil, Inc., 3.00%, 1/15/31	30,000	30,456
Trimble, Inc., 4.90%, 6/15/28	62,000	71,605
		162,428

Energy Equipment and Services — 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	30,000	32,913
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	68,072
		100,985
Entertainment — 0.5%
Walt Disney Co. (The), 2.00%, 9/1/29	42,000	41,856
Walt Disney Co. (The), 6.15%, 2/15/41	30,000	43,288
		85,144
Equity Real Estate Investment Trusts (REITs) — 4.9%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	66,000	72,137
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	73,542
American Tower Corp., 3.60%, 1/15/28	66,000	72,103
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	24,000	25,829
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	74,496
Corporate Office Properties LP, 2.25%, 3/15/26	72,000	74,046
Highwoods Realty LP, 4.125%, 3/15/28	33,000	36,644
Highwoods Realty LP, 2.60%, 2/1/31	36,000	35,638
Kilroy Realty LP, 2.50%, 11/15/32	79,000	76,080
Prologis LP, 2.25%, 4/15/30	75,000	75,339
Realty Income Corp., 3.65%, 1/15/28	36,000	39,626
Simon Property Group LP, 6.75%, 2/1/40	30,000	43,079
Ventas Realty LP, 4.75%, 11/15/30	66,000	77,670
		776,229
Food and Staples Retailing — 1.0%
Sysco Corp., 6.60%, 4/1/40	54,000	77,951
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	5,465
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	31,542
Walmart, Inc., 3.70%, 6/26/28	32,000	36,338
		151,296
Food Products — 1.4%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	72,135
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	79,046
Campbell Soup Co., 4.15%, 3/15/28	64,000	72,431
		223,612
Gas Utilities — 0.2%
Southern California Gas Co., 2.55%, 2/1/30	35,000	35,848
Health Care Equipment and Supplies — 0.5%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	29,680
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	42,000	45,575
		75,255
Health Care Providers and Services — 1.3%
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	31,971
CVS Health Corp., 1.875%, 2/28/31	53,000	50,536
HCA, Inc., 4.125%, 6/15/29	66,000	73,945
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	26,738
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	29,762
		212,952
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	75,000	84,241
Household Durables — 0.4%
Whirlpool Corp., 4.00%, 3/1/24	54,000	58,864
Industrial Conglomerates — 0.8%
3M Co., MTN, 5.70%, 3/15/37	18,000	24,354
Honeywell International, Inc., 5.70%, 3/15/36	24,000	32,158

Roper Technologies, Inc., 1.40%, 9/15/27	73,000	71,703
		128,215
Insurance — 1.4%
Brighthouse Financial, Inc., 3.70%, 6/22/27	68,000	74,431
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	33,789
MetLife, Inc., 3.60%, 11/13/25	97,000	107,646
		215,866
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	48,000	46,733
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	35,538
IT Services — 2.2%
DXC Technology Co., 4.75%, 4/15/27	65,000	74,350
International Business Machines Corp., 1.95%, 5/15/30	111,000	109,445
Visa, Inc., 2.75%, 9/15/27	96,000	103,997
Visa, Inc., 1.10%, 2/15/31	30,000	27,914
Western Union Co. (The), 6.20%, 11/17/36	30,000	37,073
		352,779
Leisure Products — 0.5%
Hasbro, Inc., 3.50%, 9/15/27	67,000	73,308
Machinery — 2.4%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	72,579
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	24,000	26,007
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	30,000	29,547
John Deere Capital Corp., MTN, 3.05%, 1/6/28	102,000	110,768
Kennametal, Inc., 4.625%, 6/15/28	65,000	72,865
Oshkosh Corp., 4.60%, 5/15/28	64,000	73,207
		384,973
Media — 0.7%
Comcast Corp., 4.25%, 10/15/30	60,000	69,630
ViacomCBS, Inc., 4.95%, 1/15/31	42,000	49,808
		119,438
Metals and Mining — 0.7%
Kinross Gold Corp., 4.50%, 7/15/27	42,000	48,349
Steel Dynamics, Inc., 3.25%, 1/15/31	54,000	57,452
		105,801
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	35,360
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	33,948
Target Corp., 2.65%, 9/15/30	42,000	44,440
		78,388
Oil, Gas and Consumable Fuels — 5.8%
Burlington Resources LLC, 7.40%, 12/1/31	18,000	26,251
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	29,678
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	73,158
Chevron Corp., 1.55%, 5/11/25	42,000	43,391
Chevron USA, Inc., 3.85%, 1/15/28	26,000	29,687
Cimarex Energy Co., 3.90%, 5/15/27	40,000	44,005
Cimarex Energy Co., 4.375%, 3/15/29	26,000	29,219
Enbridge, Inc., 3.125%, 11/15/29	42,000	44,400
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	20,029
Equinor ASA, 2.875%, 4/6/25	44,000	47,234
Equinor ASA, 1.75%, 1/22/26	70,000	72,337

Exxon Mobil Corp., 2.44%, 8/16/29	54,000	55,929
Exxon Mobil Corp., 2.61%, 10/15/30	36,000	37,333
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	21,674
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	27,210
MPLX LP, 2.65%, 8/15/30	30,000	29,846
Phillips 66, 3.90%, 3/15/28	24,000	26,766
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	28,266
Shell International Finance BV, 3.25%, 5/11/25	18,000	19,658
Shell International Finance BV, 2.50%, 9/12/26	66,000	70,831
Shell International Finance BV, 4.125%, 5/11/35	12,000	14,062
Total Capital International SA, 2.99%, 6/29/41	22,000	21,757
TransCanada PipeLines Ltd., 4.25%, 5/15/28	24,000	27,375
Valero Energy Corp., 6.625%, 6/15/37	30,000	39,959
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	29,409
Williams Cos., Inc. (The), 4.00%, 9/15/25	18,000	20,034
		929,498
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), 1.95%, 3/15/31	57,000	56,003
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co., 3.25%, 2/27/27	33,000	36,667
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	43,739
Eli Lilly & Co., 3.375%, 3/15/29	39,000	43,253
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	52,408
Johnson & Johnson, 0.55%, 9/1/25	24,000	23,892
Johnson & Johnson, 2.90%, 1/15/28	54,000	59,069
Merck & Co., Inc., 0.75%, 2/24/26	42,000	41,740
Mylan, Inc., 4.55%, 4/15/28	61,000	69,792
Novartis Capital Corp., 3.10%, 5/17/27	66,000	72,619
Novartis Capital Corp., 2.20%, 8/14/30	36,000	36,733
Royalty Pharma plc, 2.20%, 9/2/30(1)	73,000	70,257
Sanofi, 3.625%, 6/19/28	65,000	73,210
		623,379
Semiconductors and Semiconductor Equipment — 2.0%
Broadcom, Inc., 4.11%, 9/15/28	66,000	72,987
Broadcom, Inc., 3.42%, 4/15/33(1)	75,000	76,569
Intel Corp., 4.60%, 3/25/40	58,000	70,605
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	24,000	29,168
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	73,011
		322,340
Software — 0.7%
Adobe, Inc., 2.30%, 2/1/30	35,000	35,917
VMware, Inc., 4.70%, 5/15/30	60,000	69,773
		105,690
Specialty Retail — 1.1%
AutoNation, Inc., 3.80%, 11/15/27	40,000	43,942
AutoNation, Inc., 4.75%, 6/1/30	24,000	28,269
Home Depot, Inc. (The), 2.80%, 9/14/27	66,000	71,595
TJX Cos., Inc. (The), 1.15%, 5/15/28	30,000	28,752
		172,558
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc., 3.25%, 2/23/26	24,000	26,463
Apple, Inc., 3.20%, 5/11/27	12,000	13,260
Apple, Inc., 2.20%, 9/11/29	18,000	18,466
Apple, Inc., 1.65%, 5/11/30	48,000	46,776
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	57,000	76,356

HP, Inc., 3.40%, 6/17/30	42,000	44,771
		226,092
Trading Companies and Distributors — 0.5%
Air Lease Corp., 3.625%, 12/1/27	69,000	73,381
Transportation Infrastructure — 0.4%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	71,048	70,284
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27	66,000	72,665
TOTAL CORPORATE BONDS (Cost $9,949,249)		9,895,072
U.S. TREASURY SECURITIES AND EQUIVALENTS — 27.5%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	27,985
U.S. Treasury Bills, 0.05%, 7/20/21(2)	100,000	100,000
U.S. Treasury Bills, 0.06%, 8/26/21(2)	350,000	349,994
U.S. Treasury Bonds, 7.625%, 2/15/25	340,000	429,483
U.S. Treasury Bonds, 5.50%, 8/15/28	120,000	155,095
U.S. Treasury Bonds, 5.375%, 2/15/31	110,000	148,242
U.S. Treasury Bonds, 3.125%, 11/15/41	130,000	150,424
U.S. Treasury Bonds, 3.375%, 5/15/44	180,000	217,153
U.S. Treasury Bonds, 2.875%, 8/15/45(3)	260,000	289,880
U.S. Treasury Notes, 1.875%, 7/31/22	430,000	439,062
U.S. Treasury Notes, 0.125%, 2/15/24	150,000	149,552
U.S. Treasury Notes, 2.125%, 3/31/24	280,000	294,673
U.S. Treasury Notes, 2.375%, 8/15/24	140,000	149,032
U.S. Treasury Notes, 0.375%, 1/31/26	635,000	624,495
U.S. Treasury Notes, 1.50%, 8/15/26	190,000	196,145
U.S. Treasury Notes, 0.625%, 11/30/27	300,000	289,828
U.S. Treasury Notes, 0.75%, 1/31/28	150,000	145,655
U.S. Treasury Notes, 0.875%, 11/15/30	240,000	225,375
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $4,410,490)		4,382,073
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.8%
GNMA, 2.00%, TBA	100,000	101,686
GNMA, 2.50%, TBA	150,000	155,343
GNMA, 3.00%, TBA	75,000	78,177
GNMA, 3.00%, TBA	75,000	78,245
UMBS, 1.50%, TBA	200,000	202,445
UMBS, 1.50%, TBA	150,000	151,658
UMBS, 1.50%, TBA	100,000	98,107
UMBS, 2.00%, TBA	150,000	154,975
UMBS, 2.00%, TBA	150,000	154,775
UMBS, 2.00%, TBA	150,000	151,503
UMBS, 2.00%, TBA	150,000	151,175
UMBS, 2.50%, TBA	250,000	258,833
UMBS, 2.50%, TBA	250,000	258,286
UMBS, 3.00%, TBA	350,000	365,564
UMBS, 3.00%, TBA	300,000	312,954
UMBS, 3.50%, TBA	300,000	316,658
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,984,161)		2,990,384
COMMERCIAL PAPER(2) — 6.0%
Banco Santander SA, 0.19%, 6/4/21(1)	350,000	349,997
Skandinaviska Enskilda Banken AB, 0.10%, 8/19/21(1)	350,000	349,925

Sumitomo Mitsui Financial Group, Inc., 0.18%, 7/1/21(1)	250,000	249,984
TOTAL COMMERCIAL PAPER (Cost $949,881)		949,906
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FHLB, 2.00%, 9/9/22	25,000	25,606
FHLB, 0.375%, 9/4/25	50,000	49,429
FNMA, 0.25%, 5/22/23	150,000	150,294
Tennessee Valley Authority, 0.75%, 5/15/25	75,000	75,565
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $300,124)		300,894
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.3%
Export Development Canada, 2.625%, 2/21/24 (Cost $52,991)	50,000	53,101
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $224,318)	224,318	224,318
TOTAL INVESTMENT SECURITIES — 118.1% (Cost $18,871,214)		18,795,748
OTHER ASSETS AND LIABILITIES — (18.1)%		(2,876,003)
TOTAL NET ASSETS — 100.0%		$15,919,745

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 36	Sell	1.00%	6/20/26	$325,000	$8,397	$181	$8,578
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,125,900, which represented 7.1% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,982.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	9,895,072	—
U.S. Treasury Securities and Equivalents	—	4,382,073	—
U.S. Government Agency Mortgage-Backed Securities	—	2,990,384	—
Commercial Paper	—	949,906	—
U.S. Government Agency Securities	—	300,894	—
Sovereign Governments and Agencies	—	53,101	—
Temporary Cash Investments	224,318	—	—
	224,318	18,571,430	—
Other Financial Instruments
Swap Agreements	—	8,578	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.